Note 10 - Concentrations of business risk (Tables)	12 Months Ended
Dec. 31, 2012
Cash, Cash Equivalents, and Marketable Securities [Text Block]
	December 31, 2012	December 31, 2011
Cash, cash equivalents and short term investments	$46,785,518	$9,184,134
Debt facility available (US$3,000,000)	-	3,051,000
Less: Debt facility repayments in first 12 months	-	(1,135,000)
Less: Accounts payable and accrued liabilities	(3,776,287)	(3,972,551)
	$43,009,231	$7,127,583

Schedule of Intercompany Foreign Currency Balances [Table Text Block]
	December 31, 2012	December 31, 2011
Cash and cash equivalents	$149,058	$1,259,029
Accounts receivable	1,025,306	780,176
Accrued revenue	2,361,836	185,356
Accounts payable and accrued liabilities	(2,969,454)	(2,365,191)
	$566,746	$(325,986)